RELATED PARTY TRANSACTIONS (Details)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 13, 2021 shares	May 29, 2020 shares	May 31, 2020 USD ($) shares	Mar. 31, 2022 D $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 D $ / shares
Related Party Transaction. [Line Items]
Aggregate purchase price | $					$ 25,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						30 days
Founder Shares | Sponsor | Class B common stock
Related Party Transaction. [Line Items]
Number of shares issued | shares			5,750,000
Aggregate purchase price | $			$ 25,000
Number of shares transferred (in shares) | shares	1,678,500	155,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days		150 days